Stock-Based Compensation (Details) - EQRx, INC. [Member] - USD ($)	1 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2020	Jan. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Stock-Based Compensation (Details) [Line Items]
No of shares remaining for future grant				31,034,313
Number of stock options granted (in Dollars per share)				$ 1.10	$ 0.16
Number of shares options vested (in Dollars)				$ 500,000	$ 4,100
Restricted common stock issued				375,000
Fair value of restricted stock grant (in Dollars)				$ 300,000
Unrecognized compensation expense (in Dollars)					$ 24,800,000
Recognize remaining weighted-average period					3 years 8 months 12 days
Number of shares common stock						14,517,000
Shares underlying awards forfeited	31,405,589
Shares remain future grant						56,083,313
Stock-based compensation expense, description						associated with employee and non-employee stock options of $0.2 million and $0 during the year ended December 31, 2020 and the period from Inception to December 31, 2019, respectively. The weighted average grant-date fair value of stock options granted during the year ended December 31, 2020 was $0.46 per share. The fair value of options that vested during the year ended December 31, 2020 was $31.4 thousand.
Total unrecognized compensation expense (in Dollars)						$ 4,100,000
Recognize over remaining weighted-average						3 years 9 months 18 days
Restricted common stock, description						the Company issued 5,187,037 shares of restricted common stock to employees and advisors of the Company under the 2019 Plan. All shares were purchased at fair value at the date of issuance by the holders, resulting in aggregate proceeds of $0.9 million. The Company also issued 1,000,000 shares of restricted common stock to a strategic partner outside of the 2019 Plan as partial compensation for future services.
Shares of restricted common stock		43,500,000	56,357,500
Issuance resulting in aggregate proceeds (in Dollars)			$ 5,636
Stock-based compensation, description						The Company recorded stock-based compensation expense associated with employee and non-employee restricted common stock of $0.1 million and $0 during the year ended December 31, 2020 and during the period from Inception to December 31, 2019. As of December 31, 2020, there was $0.6 million of total unrecognized compensation expense related to unvested restricted common stock that the Company expects to recognize over a remaining weighted-average period of 3.6 years.
Restricted Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Issued stock options		43,500,000		1,000,000
Unrecognized compensation expense (in Dollars)				$ 2,600,000
Recognize remaining weighted-average period				3 years 7 months 6 days
Restricted stock issued vesting				1,000,000
Fair value of restricted stock grant (in Dollars)				$ 1,400,000
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Stock options granted term						4 years
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Stock options granted term						10 years
Plan 2019 [Member]
Stock-Based Compensation (Details) [Line Items]
Issued stock options				39,466,000
Plan 2019 [Member] | Restricted Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Restricted common stock issued				8,937,037
Restricted common stock to a strategic partner				1,000,000
Restricted common stock to founders				56,357,500
2019 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Number of shares common stock						39,094,724